Offerings	Nov. 26, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	6.750% Fixed Rate Reset Noncumulative Preferred Stock, Series EE
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price | $	$ 1,500,000,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 229,650
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $1,500,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares, Each Representing a 1/25th Interest in a Share of 6.750% Fixed Rate Reset Noncumulative Preferred Stock, Series EE
Amount Registered | shares	1,500,000
Offering Note
(1)	No separate consideration will be received by the Registrant for the depositary shares.